1. ORGANIZATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Share-based compensation expenses
	Fiscal Years Ended
	March 31, 2016	March 31, 2015
Vesting of Stock Options	$202,844	$416,481
Total Stock-Based Compensation Expense	$202,844	$416,481

Weighted average number of common shares outstanding – basic and diluted	7,393,695	5,594,447

Basic and diluted loss per common share	$(0.03)	$(0.07)